Taxation (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION [Abstract]
Composition of Income Tax Expense
	For the Year Ended December 31,
	2017	2018	2019
Income from PRC entities	$126,104	$73,720	$84,760
(Loss)/income from non-PRC entities	(29,482)	26,214	7,093
Income before income tax expenses	96,622	99,934	91,853
Current income tax expense	18,382	462	5,480
Deferred tax (benefit)/expense	(3,960)	691	(2,732)
Income tax expense	$14,422	$1,153	$2,748

Reconciliation of the PRC CIT tax rate to the Group's effective tax rate
	For the Year Ended December 31,
	2017	2018	2019
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax differential from statutory rate in other jurisdictions	6.8%	0.4%	2.6%
Effect of tax holidays (1)	(14.4)%	(5.1)%	(2.3)%
Permanent book-tax differences (2)	(7.5)%	(18.5)%	(25.3)%
Tax-exempt income (3)	—	(7.0)	(4.6)%
Changes in deferred tax asset allowance	5.0%	6.4%	7.6%
Effective income tax rate	14.9	1.2%	3.0%

(1) The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a KNES in 2016 and 2017 are included in the “Effect of tax holidays” in the table above.

(2) The permanent book-tax differences mainly consisted of R&D expenses super deductions. Under PRC regulations issued in September 2018 that are applicable retroactively beginning January 1, 2018, additional R&D expenses have become eligible for deduction from taxable income.

(3) Tax-exempt income consisted of interest on financial instruments and capital gains from long-term investments. The aforementioned financial instruments and long-term investments were held by the Company’s subsidiaries located in Hong Kong.

Combined effects of the income tax expense exemptions and reductions available
	For the year ended December 31,
	2017	2018	2019
Tax holiday effect	$13,914	$5,097	$2,113
Basic income per share	$0.05	$0.01	$0.01

Deferred tax assets and liabilities
	As of December 31,
	2018	2019
Deferred tax assets:
Net operating loss carry forwards	$10,392	$12,788
Temporary non-deductible advertising cost carried forward	1,336	965
Accrued expenses	21,934	22,810
Accrued payroll expense	2,178	3,229
Provision for inventory and doubtful receivables	3,931	7,517
Provision for long-term investments	401	2,050
Total deferred tax assets	40,172	49,359
Deferred tax liabilities:
Depreciation of fixed assets	(4,868)	(4,925)
Others	(27)	(26)
Total deferred tax liabilities	(4,895)	(4,951)
Less: Valuation allowance	(21,484)	(28,102)
Deferred tax assets, net	$13,793	$16,306

Movement of valuation allowance for net deferred tax assets
	For the Year Ended December 31,
	2017	2018	2019
Beginning balance	$11,317	$16,186	21,484
Additions	4,851	6,852	8,305
Reversals	(680)	(779)	(1,339)
Foreign currency translation adjustment	698	(775)	(348)
Ending balance	$16,186	$21,484	28,102